Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-1
Registrant Name	Galaxy Digital Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
CIK	0001859392
Amendment Flag	false